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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                               ----------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          118 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY      August 11, 2000
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                0
                                          --------------------------
 Form 13F Information Table Entry Total:          46
                                          --------------------------
 Form 13F Information Table Value Total:      $538,803 (thousands)
                                          --------------------------

 List of Other Included Managers:

     NONE

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




                            NAME OF REPORTING MANAGER

                        FENIMORE ASSET MANAGEMENT, INC.
                                     6/30/2000
                         -------------------------------


                                                 FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
 COLUMN 1                         COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
 NAME OF                          TITLE OF                   VALUE      SHRS OR  SH/PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
 ISSUER                           CLASS        CUSIP #     (x$1000)     PRN AMT  PRN/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
                                                                                          (A)SOLE
------------------------------------------------------------------------------------------------------------------------------------


ADC TELECOMMUNICATIONS          COMMON STOCK  000886101  $ 1,123,925      13,400        13,400                   13,400
ALLIED CAPITAL CORPORATION      COMMON STOCK  01903Q108  $19,588,896   1,152,288     1,152,288                1,152,288
AMERICAN EXPRESS                COMMON STOCK  025816109  $ 7,346,654     140,943       140,943                  140,943
AMERICAN POWER CONVERSION       COMMON STOCK  029066107  $ 2,530,406      62,000        62,000                   62,000
BANKNORTH GROUP INC.            COMMON STOCK  06646L100  $19,707,448   1,286,975     1,286,975                1,286,975
BLOCK H & R                     COMMON STOCK  093671105  $ 9,991,249     308,610       308,610                  308,610
BROWN AND BROWN                 COMMON STOCK  115236101  $22,874,228     439,889       439,889                  439,889
CENTURA BANKS                   COMMON STOCK  15640T100  $ 8,203,663     241,725       241,725                  241,725
CITIGROUP INC.                  COMMON STOCK  172967101  $ 5,871,845      97,458        97,458                   97,458
CLARCOR                         COMMON STOCK  179895107  $   335,371      16,874        16,874                   16,874
CONMED CORPORATION              COMMON STOCK  207410101  $30,662,341   1,185,018     1,185,018                1,185,018
CSS INDUSTRIES                  COMMON STOCK  125906107  $10,958,774     536,196       536,196                  536,196
DELUXE CORPORATION              COMMON STOCK  248019101  $ 6,282,037     266,606       266,606                  266,606
FARM FAMILY HOLDINGS INC.       COMMON STOCK  307901108  $ 4,116,301     133,050       133,050                  133,050
FINANCIAL SECURITY
  ASSURANCE HLDG.               COMMON STOCK  31769P100  $ 6,730,113      88,700        88,700                   88,700
FRANKLIN RESOURCES              COMMON STOCK  354613101  $12,702,491     418,189       418,189                  418,189
GENERAL ELECTRIC                COMMON STOCK  369604103  $ 1,094,079      20,643        20,643                   20,643
IDEX CORP                       COMMON STOCK  45167R104  $26,704,634     846,074       846,074                  846,074
INTERNATIONAL SPEEDWAY CORP.    COMMON STOCK  460335201  $   521,325      12,600        12,600                   12,600
KAYDON CORPORATION              COMMON STOCK  486587108  $29,415,897   1,400,757     1,400,757                1,400,757
LABOR READY INC.                COMMON STOCK  505401208  $ 3,508,600     529,600       529,600                  529,600
M & T BANK CORP.                COMMON STOCK  55261F104  $11,346,750      25,215        25,215                   25,215
MEREDITH CORP.                  COMMON STOCK  589433101  $13,666,219     404,925       404,925                  404,925
MOCON                           COMMON STOCK  607494101  $ 3,357,906     596,961       596,961                  596,961
NEW ENGLAND BUSINESS
  SERVICE, INC.                 COMMON STOCK  643872104  $13,933,920     857,472       857,472                  857,472
NEW PLAN EXCEL REALTY TRUST     COMMON STOCK  648053106  $ 1,967,732     151,364       151,364                  151,364
NORTH FORK BANCORPORATION       COMMON STOCK  659424105  $ 5,007,131     331,050       331,050                  331,050
ONEIDA LTD.                     COMMON STOCK  682505102  $   218,982      12,982        12,982                   12,982
PROTECTIVE LIFE CORP.           COMMON STOCK  743674103  $20,065,399     753,630       753,630                  753,630
RAVEN INDUSTRIES                COMMON STOCK  754212108  $   787,850      56,275        56,275                   56,275
REGAL BELOIT, INC.              COMMON STOCK  758750103  $12,676,952     789,202       789,202                  789,202
RELIASTAR FINANCIAL CORPORATION COMMON STOCK  75952U103  $32,846,010     626,378       626,378                  626,378
REYNOLDS & REYNOLDS, CL A       COMMON STOCK  761695105  $19,884,835   1,089,580     1,089,580                1,089,580
RPM INC.                        COMMON STOCK  749685103  $12,003,410   1,185,522     1,185,522                1,185,522
SERVICEMASTER COMPANY           COMMON STOCK  81760N109  $27,716,700   2,436,633     2,436,633                2,436,633
SOUTHTRUST CORP.                COMMON STOCK  844730101  $ 6,392,128     282,525       282,525                  282,525
TENNANT COMPANY                 COMMON STOCK  880345103  $11,163,750     297,700       297,700                  297,700
TRUSTCO BANK NEW YORK           COMMON STOCK  898349105  $18,673,788   1,493,903     1,493,903                1,493,903
TRUSTCO BANK NY                 COMMON STOCK  898349105  $ 1,898,000     151,840       151,840                  151,840
US BANCORP                      COMMON STOCK  902973106  $10,635,009     552,468       552,468                  552,468
WADDELL & REED FINANCIAL        COMMON STOCK  930059100  $ 6,919,113     210,865       210,865                  210,865
WADDELL & REED FINL CL B        COMMON STOCK  930059209  $ 3,944,576     135,725       135,725                  135,725
WATSON PHARMACEUTICALS          COMMON STOCK  942683103  $27,510,056     511,815       511,815                  511,815
WD-40 COMPANY                   COMMON STOCK  929236107  $   381,012      18,362        18,362                   18,362
WHITE MOUNTAIN INSURANCE GROUP  COMMON STOCK  G9618E107  $40,904,320     255,652       255,652                  255,652
WHOLE FOODS MARKET INC.         COMMON STOCK  966837106  $ 4,631,187     112,100       112,100                  112,100

TOTAL                                                   $538,803,012  22,537,094


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